UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-PX
                                    --------

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                           Old Field Master Fund, LLC

                  Investment Company Act File Number: 811-21947

                                   Registrant
                           Old Field Master Fund, LLC
                          733 Third Avenue, 11th Floor
                               New York, NY 10017
                                 (212)-532-3651

                                Agent For Service
                                T. J. Modzelewski
                          733 Third Avenue, 11th Floor
                               New York, NY 10017
                                 (212)-532-3651


                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2008 to June 30, 2009
                                    --------

                 Proposal/Fund                     Proposed By       Mgt. Position       Registrant Voted

Bennelong Asia Pacific Multi Strategy Equity Fund, Ltd                 5/14/2009

1. Elect to receive financial statements of Company for the financial year ended
December
31, 2008 and auditor's report thereon.             Management             For                   For
2.  Re-appoint Ernst & Young LLP as the
auditors of the Company from the conclusion
the AGM to the conclusion of the next Annual
General Meeting.                                   Management             For                   For

Linden Investment Partners LP                                          12/12/2008

1. Approve the proposed terms set forth in the plan to elect the Continuing
Option for
entire existing investment.                        Management             For                   For

                                    --------

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Old Field Master Fund, LLC


/s/ John T. Moore

President

Date:  August 25, 2009